Investment Strategy - Simplify Piper Sandler US Small-Cap PLUS Income ETF	Apr. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment adviser, Simplify Asset Management Inc. (the “Adviser”), collaborates with the Fund’s sub-adviser, Piper Sandler & Co. (the “Sub-Adviser”), to seek to achieve the Fund’s investment objective. The Sub-Adviser employs an actively managed opportunistic strategy that focuses on relative value among common stocks of small-cap issuers. The Adviser employs an income generating option strategy.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of US small-capitalization companies. The Fund defines small-capitalization companies as those, at the time of purchase, with market capitalizations no larger than the largest constituent of the Russell 2000® Index. As of December 31, 2024, the largest company capitalization in this index was $14.7 billion. The Fund defines US companies as those organized in the US; having a class of securities whose principal securities market is in the US; or deriving 50% or more of total revenues or earnings from goods produced, sales made, or services provided in the US, or maintaining 50% or more of employees, assets, investments, operations, or other business activity in the US.

Sub-Adviser’s Small-Cap Strategy

The Sub-Adviser constructs the small-cap strategy allocation of the Fund’s portfolio by applying proprietary screens to an initial universe of stocks. The Sub-Adviser begins with a universe represented by the Russell 2000® Index, then screens out stocks it considers insufficiently liquid because they represent the bottom 20% of trading volume. From this reduced universe, the Sub-Adviser then ranks stocks by expected return using a macroeconomic model (the “Macro Select Model”) and a business cycle model (the “Business Cycle Model”). The Sub-Adviser’s Macro Select Model examines the effect of broad macro-economic factors on stocks’ expected returns. These factors include consumer confidence, unemployment rate, monetary policy, interest rates, inflation, and GDP growth rates. The Sub-Adviser’s Business Cycle Model examines the effect of the current and projected phase of the US economy: expansion, peak, contraction, and trough. This screening process generates a 200-stock, equally-weighted portfolio. The Sub-Adviser reconstructs the portfolio monthly using this process.

Adviser’s Income Generating Option Strategy

To generate additional income, the Fund employs an exchange traded and over-the-counter (“OTC”) option spread writing strategy on instruments linked to equities, debt, volatility indices, commodities, and currencies with up to 20% of the Fund’s net assets (plus any borrowings for investment purposes). The equity holdings include primarily U.S. companies but may include companies from both emerging and developed foreign markets and may include companies of any market capitalization and the debt holding securities may be of any maturity or credit quality. The commodity strategies may include all types of commodities and commodity indexes. Currency strategies are those that attempt to profit from the changes in the relative value of various currencies. Volatility strategies are those that attempt to profit from the changes in the historical or implied return volatility of futures or securities indexes. Volatility is a measure of a reference asset’s historical or expected future price movements.

A call option gives the owner the right, but not the obligation, to buy an asset at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell an asset at a specified price (strike price) within a specific time period. By selling put and call options in return for the receipt of premiums (the purchase price of an option), the Adviser attempts to increase Fund income as the passage of time decreases the value of the written options. While option-based gains are considered capital gains under GAAP (generally accepted accounting principles) they are commonly described as income by securities market participants. The option writing strategy is a form of leveraged investing. The Adviser focuses on writing short-term options with less than one-month to maturity because their value erodes faster than long-term options.

Call Spread Strategy

When the Adviser believes an asset’s price will decrease, remain unchanged, or only increase slightly it employs a call spread strategy. In a call option spread, the Fund writes an at-the-money or out-of-the-money (above current market price) call option while also purchasing a further out-of-the-money call option.

Put Spread Strategy

When the Adviser believes an asset’s price will increase, remain unchanged, or only decrease slightly it employs a put spread strategy. In a put option spread, the Fund writes an at-the-money or out-of-the-money (below current market price) put option while also purchasing a further out-of-the-money put option.

The Adviser expects the written options to expire worthless, but purchases lower-cost further out-of-the-money options to insulate the Fund from large losses if the written options increase in value. The Adviser expects options to be held to expiration but may adjust positions following a large (over 10%) price swing in an option’s reference asset.

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.